Average Annual Total Returns{- Pharmaceuticals Portfolio} - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-14 - Pharmaceuticals Portfolio	Pharmaceuticals Portfolio-Default Return Before Taxes Past 1 year	Pharmaceuticals Portfolio-Default Return Before Taxes Past 5 years	Pharmaceuticals Portfolio-Default Return Before Taxes Past 10 years	Pharmaceuticals Portfolio-Default After Taxes on Distributions Past 1 year	Pharmaceuticals Portfolio-Default After Taxes on Distributions Past 5 years	Pharmaceuticals Portfolio-Default After Taxes on Distributions Past 10 years	Pharmaceuticals Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Pharmaceuticals Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Pharmaceuticals Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1532 Past 1 year	F1532 Past 5 years	F1532 Past 10 years
Total	11.07%	7.47%	13.43%	8.62%	6.32%	11.79%	7.88%	5.69%	10.80%	18.40%	15.22%	13.88%	7.29%	5.37%	11.62%